Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings per Share

	2025	2024	2023
(Loss) / profit from operations attributable to equity holders of the parent	(8,348)	92,340	226,291
Weighted average number of shares in issue (thousands)	102,094	102,604	107,092
Basic earnings per share	(0.082)	0.900	2.113

	2025	2024	2023
(Loss) / profit from operations attributable to equity holders of the parent	(8,348)	92,340	226,291
Weighted average number of shares in issue (thousands)	102,094	102,604	107,092
Adjustments for:
- Employee share options and restricted units (thousands)	341	465	401
Weighted average number of shares for diluted earnings per share (thousands)	102,435	103,069	107,493
Diluted earnings per share	(0.082)	0.896	2.105